Realignment Costs - Additional information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Realignment Costs
Realignment costs	$ 10,012	$ (492)	$ (584)	$ 6,778
Accrued realignment costs	$ 9,693		491	6,437	$ 1,458
Accrual And Other Current Liabilities [Member]
Realignment Costs
Accrued realignment costs			$ 491	$ 6,437